Investments (Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Debt Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 8,589,781
Due after one year through five years, amortized cost		6,867,159
Due after five years through ten years,amortized cost		2,785,156
Due after ten years, amortized cost		1,344,507
Total		19,586,603
Due in one year or less, amortized cost		840,030
Due after one year through five years, amortized cost		740,103
Due after five years through ten years, amortized cost		379,777
Due after ten years, amortized cost		557,641
Amortized cost, held-to-maturity securities		2,517,551	¥ 3,817,360
Due in one year or less, fair value		8,586,950
Due after one year through five years, fair value		6,904,742
Due after five years through ten years, fair value		2,786,938
Due after ten years, fair value		1,354,010
Total		19,632,640
Due in one year or less, fair value		841,850
Due after one year through five years, fair value		746,088
Due after five years through ten years, fair value		396,444
Due after ten years, fair value		537,464
Total		2,521,846	3,846,718
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		6,288,570
Due after one year through five years, amortized cost		5,024,258
Due after five years through ten years,amortized cost		1,922,141
Due after ten years, amortized cost		99,650
Total		13,334,619
Due in one year or less, amortized cost		840,030
Due after one year through five years, amortized cost		740,103
Due after five years through ten years, amortized cost		379,777
Amortized cost, held-to-maturity securities		1,959,910	3,059,976
Due in one year or less, fair value		6,286,075
Due after one year through five years, fair value		5,026,020
Due after five years through ten years, fair value		1,920,660
Due after ten years, fair value		99,540
Total		13,332,295
Due in one year or less, fair value		841,850
Due after one year through five years, fair value		746,088
Due after five years through ten years, fair value		396,444
Total		1,984,382	3,097,144
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		882,686
Total		882,686
Due after ten years, amortized cost		557,641
Amortized cost, held-to-maturity securities	[1]	557,641	757,384
Due after ten years, fair value		888,414
Total		888,414
Due after ten years, fair value		537,464
Total	[1]	537,464	¥ 749,574
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		31,962
Due after one year through five years, amortized cost		118,445
Due after five years through ten years,amortized cost		81,541
Due after ten years, amortized cost		4,763
Total		236,711
Due in one year or less, fair value		32,020
Due after one year through five years, fair value		119,496
Due after five years through ten years, fair value		82,991
Due after ten years, fair value		4,827
Total		239,334
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		610,995
Due after five years through ten years,amortized cost		78,302
Total		689,297
Due in one year or less, fair value		610,406
Due after five years through ten years, fair value		75,443
Total		685,849
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		842,041
Due after one year through five years, amortized cost		207,604
Due after five years through ten years,amortized cost		8,207
Total		1,057,852
Due in one year or less, fair value		842,068
Due after one year through five years, fair value		207,593
Due after five years through ten years, fair value		8,132
Total		1,057,793
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		117,870
Total		117,870
Due after ten years, fair value		118,853
Total		118,853
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		858
Due after one year through five years, amortized cost		137,409
Due after five years through ten years,amortized cost		224,548
Due after ten years, amortized cost		74,300
Total		437,115
Due in one year or less, fair value		859
Due after one year through five years, fair value		137,554
Due after five years through ten years, fair value		227,413
Due after ten years, fair value		75,098
Total		440,924
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		312,046
Due after one year through five years, amortized cost		1,067,186
Due after five years through ten years,amortized cost		409,419
Due after ten years, amortized cost		162,296
Total		1,950,947
Due in one year or less, fair value		312,303
Due after one year through five years, fair value		1,102,032
Due after five years through ten years, fair value		411,127
Due after ten years, fair value		164,365
Total		1,989,827
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		503,309
Due after one year through five years, amortized cost		312,257
Due after five years through ten years,amortized cost		60,998
Due after ten years, amortized cost		2,942
Total		879,506
Due in one year or less, fair value		503,219
Due after one year through five years, fair value		312,047
Due after five years through ten years, fair value		61,172
Due after ten years, fair value		2,913
Total		¥ 879,351

[1]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.